LIBERTY GROWTH
                                   STOCK FUND

                                Semiannual Report
                                 March 31, 2002


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

                                 LIBERTY GROWTH
                                   STOCK FUND

                                Semiannual Report
                                 March 31, 2002


[PHOTO OF WOMAN READING]



                       LESS MAIL CAN BE IN YOUR FUTURE...
                               LIBERTY eDELIVERY.


              To sign up for eDelivery, go to www.icsdelivery.com

PRESIDENT'S MESSAGE


[PHOTO OF Keith T. Banks]


Dear Shareholder:

In the six months since our last report, investors have witnessed a turnaround in the economy and the stock market. Over this period, the S&P 500 Index has managed to recover all of the ground that it lost in the wake of the events of September 11. Some of the sectors hurt most in the downturn of the third quarter, such as airlines and insurance stocks, bounced back strongly in the fourth quarter. Although volatility set in shortly after the beginning of the new year, many sectors of the markets have continued to deliver strong gains.

Large company stocks generally lagged small and mid-cap stocks and growth lagged value as conviction about the economy carried over to segments of the market that traditionally stand to gain just as the economy emerges from recession. However, we believe that a steadily growing economy will create an attractive environment for large company growth stocks.

In the report that follows, your portfolio managers will talk about the events of the period and the fund's performance in greater detail. As always, we thank you for investing in Liberty Funds.

Sincerely,

/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



NET ASSET VALUE PER SHARE as of 3/31/02 ($)
         Class A               12.70
         Class B               12.31
         Class C               12.30
         Class K               12.73



------------------
 NOT FDIC INSURED
 MAY LOSE VALUE
NO BANK GUARANTEE
------------------

Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.

PERFORMANCE INFORMATION


Value of a $10,000 Investment
3/31/92 - 3/31/02

Performance of a $10,000 Investment
3/31/92 - 3/31/02  ($)

           without sales  with sales
               charge       charge
------------------------------------
 Class A      26,249        24,749
------------------------------------
 Class B      24,447        24,447
------------------------------------
 Class C      24,428        24,428
------------------------------------
 Class K      26,202        n/a


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. Returns on and value of an investment will vary, which may result in gain or loss when you sell fund shares. The Standard &Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization US stocks. Unlike the fund, indexes are not investments, do not incur fees and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.


[LINE CHART DATA]:

                  Class A shares    Class A shares
                  without sales     with sales
                  charge            charge                S&P 500 Index

3/31/92          $10,000.0          $9,425.0              $10,000.0
                   9,908.0           9,338.3               10,293.0
                  10,101.2           9,520.4               10,343.4
                   9,837.6           9,271.9               10,189.3
                  10,259.6           9,669.7               10,605.0
                  10,285.2           9,693.8               10,388.7
                  10,470.4           9,868.3               10,511.3
                  10,747.8          10,129.8               10,547.0
                  11,235.8          10,589.7               10,905.6
                  11,296.5          10,646.9               11,039.8
                  11,173.3          10,530.9               11,132.5
                  10,774.5          10,154.9               11,283.9
                  11,035.2          10,400.7               11,522.0
                  10,458.0           9,856.7               11,243.2
                  10,815.7          10,193.8               11,543.4
                  10,788.7          10,168.3               11,576.8
                  10,678.6          10,064.6               11,530.5
                  10,980.8          10,349.4               11,967.5
                  10,966.6          10,336.0               11,875.4
                  11,269.2          10,621.3               12,121.2
                  11,104.7          10,466.2               12,006.0
                  11,582.2          10,916.2               12,151.3
                  11,893.8          11,209.9               12,564.5
                  11,538.1          10,874.7               12,224.0
                  10,901.2          10,274.4               11,692.2
                  10,901.2          10,274.4               11,841.9
                  11,108.4          10,469.6               12,034.9
                  10,575.2           9,967.1               11,740.0
                  10,826.9          10,204.3               12,125.1
                  11,389.9          10,734.9               12,621.0
                  11,167.8          10,525.6               12,313.1
                  11,300.6          10,650.9               12,588.9
                  11,004.6          10,371.8               12,130.7
                  11,101.4          10,463.1               12,310.2
                  11,221.3          10,576.1               12,629.0
                  11,598.3          10,931.4               13,120.3
                  11,906.9          11,222.2               13,507.4
                  12,231.9          11,528.6               13,904.5
                  12,471.7          11,754.5               14,459.3
                  12,968.0          12,222.4               14,794.7
                  13,447.9          12,674.6               15,284.4
                  13,585.0          12,803.9               15,322.6
                  14,269.7          13,449.2               15,969.2
                  14,184.1          13,368.5               15,911.8
                  14,869.2          14,014.2               16,608.7
                  15,017.9          14,154.3               16,929.2
                  15,337.8          14,455.8               17,504.8
                  15,526.4          14,633.6               17,667.6
                  15,714.3          14,810.7               17,837.2
                  15,902.8          14,988.4               18,099.4
                  16,580.3          15,626.9               18,564.6
                  16,749.4          15,786.3               18,635.1
                  15,732.7          14,828.1               17,811.5
                  16,108.7          15,182.5               18,187.3
                  17,218.6          16,228.6               19,209.4
                  17,576.8          16,566.1               19,739.6
                  18,536.5          17,470.6               21,229.9
                  18,104.6          17,063.6               20,809.6
                  19,697.8          18,565.2               22,108.1
                  19,290.0          18,180.9               22,282.8
                  18,043.9          17,006.4               21,369.2
                  19,474.8          18,355.0               22,642.8
                  20,721.2          19,529.7               24,026.2
                  21,661.9          20,416.3               25,095.4
                  23,338.5          21,996.6               27,090.5
                  21,786.5          20,533.8               25,573.4
                  22,869.3          21,554.3               26,972.3
                  22,624.6          21,323.7               26,071.4
                  23,237.7          21,901.6               27,278.5
                  24,137.0          22,749.2               27,747.7
                  24,035.7          22,653.6               28,052.9
                  25,711.0          24,232.6               30,075.5
                  26,793.4          25,252.8               31,615.4
                  27,141.7          25,581.0               31,937.9
                  26,856.7          25,312.5               31,388.6
                  28,430.5          26,795.8               32,662.9
                  28,041.0          26,428.7               32,316.7
                  23,218.0          21,882.9               27,647.0
                  24,158.3          22,769.2               29,419.1
                  26,018.5          24,522.4               31,808.0
                  27,920.4          26,315.0               33,735.5
                  30,045.2          28,317.6               35,678.7
                  32,538.9          30,667.9               37,170.0
                  31,618.1          29,800.0               36,014.1
                  33,581.6          31,650.6               37,454.6
                  33,051.0          31,150.5               38,904.1
                  32,171.8          30,321.9               37,986.0
                  34,523.6          32,538.5               40,086.6
                  33,418.8          31,497.2               38,839.9
                  32,927.6          31,034.2               38,645.7
                  32,660.8          30,782.8               37,586.8
                  34,623.8          32,632.9               39,966.1
                  36,216.4          34,134.0               40,777.4
                  40,815.9          38,469.0               43,175.1
                  40,877.2          38,526.7               41,007.7
                  44,883.1          42,302.3               40,232.7
                  47,131.8          44,421.7               44,167.4
                  44,779.9          42,205.1               42,838.0
                  41,305.0          38,929.9               41,959.8
                  44,964.6          42,379.1               42,992.0
                  43,431.3          40,934.0               42,321.3
                  47,579.0          44,843.2               44,949.5
                  43,734.6          41,219.9               42,576.1
                  40,323.3          38,004.7               42,397.3
                  34,807.1          32,805.7               39,056.4
                  36,011.4          33,940.8               39,247.8
                  37,210.6          35,071.0               40,641.1
                  32,682.1          30,802.8               36,938.7
                  30,221.1          28,483.4               34,600.5
                  33,116.3          31,212.1               37,285.5
                  32,205.6          30,353.8               37,535.3
                  30,904.5          29,127.5               36,623.2
                  29,396.3          27,706.0               36,264.3
                  27,100.5          25,542.2               33,997.7
                  24,639.8          23,223.0               31,254.1
                  25,383.9          23,924.3               31,851.1
                  27,429.8          25,852.6               34,294.1
                  27,265.2          25,697.5               34,595.8
                  26,439.1          24,918.9               34,090.7
                  25,135.7          23,690.4               33,432.8
3/31/02           26,248.6          24,748.7               34,689.9


AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/02 (%)
Share class                        A                          B                           C                     K
Inception                      10/15/97                   10/15/97                    10/15/97               2/14/97
--------------------------------------------------------------------------------------------------------------------
                       without         with        without         with        without          with         without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
--------------------------------------------------------------------------------------------------------------------
6-month cumulative        6.54          0.40          6.21          1.21          6.22           5.22          6.62
--------------------------------------------------------------------------------------------------------------------
1-year                  -13.13        -18.12        -13.74        -18.05        -13.68         -14.55        -13.11
--------------------------------------------------------------------------------------------------------------------
5-year                    7.78          6.51          7.02          6.72          7.00           7.00          7.66
--------------------------------------------------------------------------------------------------------------------
10-year                  10.13          9.49          9.35          9.35          9.34           9.34         10.11



The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Past performance is no guarantee of future investment results. The returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Liberty Growth Stock Fund invests all of its investable assets in SR&F Growth Stock Portfolio, which has the same investment objective and substantially the same investment policies as the fund. The fund commenced operation on February 14, 1997, but until October 15, 1997, only offered the shares that are now designated as class K shares. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. The historical performance of the fund's remaining share classes for all periods is based on the performance of Stein Roe Growth Stock Fund, restated to reflect sales charges, Rule 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains. Historical performance as restated should not be interpreted as indicative of the fund's future performance.

PORTFOLIO MANAGERS' REPORT

Top 10 holdings as of  3/31/02 (%)

Citigroup                          5.0
Baxter International               4.6
Microsoft                          4.4
Johnson & Johnson                  4.2
Pfizer                             3.8
Liberty Media                      3.7
Medtronic                          3.6
Procter & Gamble                   3.6
General Electric                   3.6
Tenet Healthcare                   3.5

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Bought
--------------------------------------------------------------------------------

TENET HEALTHCARE (3.5% OF NET ASSETS)

We initiated a position in Tenet Healthcare. This company is a leading provider of health care services in the United States and also owns or operates more than 110 hospitals around the country. We think Tenet is well run and well positioned to provide health care services for an aging population.



Sold
--------------------------------------------------------------------------------

ELECTRONIC DATA SYSTEMS

We sold our holdings in Electronic Data Systems (EDS) when it reached our price target. We were satisfied with its performance but did not think it had additional growth potential.




Growth stock returns were positive for the six-month period ended March 31, 2002, despite fluctuating market conditions. After rebounding from post September 11 lows, the overall stock market posted strong returns in the fourth quarter and growth stocks led the way. However, the market has been more erratic since the first of the year as interest rates have stabilized and investors have gravitated toward economically-sensitive value-oriented stocks. That hurt the fund's performance relative to the S&P 500 Index, which comprises both growth and value stocks. For the six-month period that ended on March 31, 2002, class A shares of Liberty Growth Stock Fund returned 6.54%, unadjusted for sales charge. The S&P 500 Index returned 10.99% for the same period.

FINE TUNING THE PORTFOLIO
During the period, we increased our exposure to economically sensitive issues, such as Caterpillar (2.3% of net assets) and Paychex (1.4% of net assets)1, companies in the industrial and commercial services sectors. We also added holdings in health care because we believe that industry has good potential for growth. With nearly 80 million baby boomers requiring more medical services every year, we believe health care companies have strong long-term growth prospects. Our health care investments performed well during the period. In the media sector, many companies have languished recently because advertising spending remains slow. As a result, we were able to add to our media holdings at attractive prices. Our media holdings did not perform particularly well during the period, but we expect the opportunities for media companies to pick up as the economy gains steam.

Finally, we maintained the fund's slight overweighting in technology stocks compared to the S&P 500 Index, a decision that hurt performance during the period. However, we believe that technology companies have the potential to rebound strongly when business prospects improve and companies refocus on technology infrastructure. We maintained our technology investments because we believe in their potential for exceptional growth opportunities



--------------

1    Holdings are disclosed as of March 31, 2002 and are subject to change.

OUR OUTLOOK
March 2002 marks the second year during which large cap, high-quality growth stocks have been out of favor. It has been a frustrating time, but history has shown that financial markets move in cycles. Recent signs of strength in the economy are encouraging for growth stocks, and while recovery may be slow, we expect it to continue. We believe the stocks we buy for the fund represent the premier American businesses on which our country was built. We remain committed to owning those types of businesses because we believe that their history of providing positive returns for long-term investors may continue.



/s/ Erik P. Gustafson                       /s/ David P. Brady

Erik P. Gustafson                           David P. Brady


Erik P. Gustafson, a senior vice president of Stein Roe & Farnham, joined the advisor in 1992 and is the fund's portfolio manager. David P. Brady has been with the advisor since 1993 and serves as the fund's associate portfolio manager.



TOP 5 SECTORS AS OF 3/31/02 (%)

[BAR CHART DATA]:

Health care                         26.0
Information technology              24.0
Consumer discretionary              13.1
Consumer staples                     8.9
Financials                           8.9


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.



An investment in the fund offers the potential for long-term growth, but also involves certain risks, including stock market fluctuations due to economic and business developments.

INVESTMENT PORTFOLIO

SR&F GROWTH STOCK PORTFOLIO
March 31, 2002 (Unaudited)


COMMON STOCKS - 96.2%                                    SHARES            VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.1%
MEDIA - 8.0%
BROADCASTING & CABLE - 5.6%
EchoStar Communications
   Corp., Class A (a)                                   850,000     $ 24,072,000
Liberty Media Corp., Class A (a)                      3,650,000       46,136,000
                                                                    ------------
                                                                      70,208,000
                                                                    ------------

MOVIES & ENTERTAINMENT - 2.4%
AOL Time Warner, Inc. (a)                             1,250,000       29,562,500
                                                                    ------------

RETAILING - 5.1%
DEPARTMENT STORES - 3.1%
Kohl's Corp. (a)                                        550,000       39,132,500
                                                                    ------------

HOME IMPROVEMENT RETAIL - 2.0%
Home Depot, Inc.                                        500,000       24,305,000
                                                                    ------------

--------------------------------------------------------------------------------
CONSUMER STAPLES - 8.9%
FOOD, BEVERAGES & TOBACCO - 5.3%
SOFT DRINKS - 2.1%
PepsiCo, Inc.                                           500,000       25,750,000
                                                                    ------------

TOBACCO - 3.2%
Philip Morris Companies, Inc.                           750,000       39,502,500
                                                                    ------------

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
HOUSEHOLD PRODUCTS - 3.6%
Procter & Gamble Co.                                    500,000       45,045,000
                                                                    ------------

--------------------------------------------------------------------------------
ENERGY - 1.9%
OIL & GAS DRILLING - 1.9%
Transocean Sedco Forex, Inc.                            700,000       23,261,000
                                                                    ------------

--------------------------------------------------------------------------------
FINANCIALS - 8.9%
BANKS - 2.1%
Washington Mutual, Inc.                                 800,000       26,504,000
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES - 5.0%
Citigroup, Inc.                                       1,250,000       61,900,000
                                                                    ------------

INSURANCE - 1.8%
MULTI-LINE INSURANCE - 1.8%
American International Group, Inc.                      300,000       21,642,000
                                                                    ------------

--------------------------------------------------------------------------------
HEALTH CARE - 26.0%
HEALTH CARE EQUIPMENT & SERVICES - 11.7%
HEALTH CARE EQUIPMENT - 8.2%
Baxter International, Inc.                              950,000       56,544,000
Medtronic, Inc.                                       1,000,000       45,210,000
                                                                    ------------
                                                                     101,754,000
                                                                    ------------



                                                         SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE FACILITIES - 3.5%
Tenet Healthcare Corp. (a)                              650,000     $ 43,563,000
                                                                    ------------

PHARMACEUTICALS & BIOTECHNOLOGY - 14.3%
BIOTECHNOLOGY - 2.9%
Genentech, Inc. (a)                                     700,000       35,315,000
                                                                    ------------

PHARMACEUTICALS - 11.4%
Abbott Laboratories                                     800,000       42,080,000
Johnson & Johnson                                       800,000       51,960,000
Pfizer, Inc.                                          1,200,000       47,688,000
                                                                    ------------
                                                                     141,728,000
                                                                    ------------

--------------------------------------------------------------------------------
INDUSTRIALS - 7.3%
CAPITAL GOODS - 5.9%
INDUSTRIAL CONGLOMERATES - 3.6%
General Electric Co.                                  1,200,000       44,940,000
                                                                    ------------

MACHINERY - 2.3%
Caterpillar, Inc.                                       500,000       28,425,000
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES - 1.4%
DATA PROCESSING SERVICES - 1.4%
Paychex, Inc.                                           450,000       17,865,000
                                                                    ------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 24.0%
SOFTWARE & SERVICES - 6.5%
SYSTEMS SOFTWARE - 6.5%
Adobe Systems, Inc.                                     650,000       26,188,500
Microsoft Corp. (a)                                     900,000       54,279,000
                                                                    ------------
                                                                      80,467,500
                                                                    ------------

TECHNOLOGY HARDWARE & EQUIPMENT - 17.5%
COMPUTER HARDWARE - 1.9%
Dell Computer Corp. (a)                                 900,000       23,499,000
                                                                    ------------

COMPUTER STORAGE & PERIPHERALS - 1.6%
EMC Corp. (a)                                         1,700,000       20,264,000
                                                                    ------------

NETWORKING EQUIPMENT - 4.4%
Brocade Communications
   Systems, Inc. (a)                                    500,000       13,500,000
Cisco Systems, Inc. (a)                               2,000,000       33,860,000
Finisar Corp. (a)                                     1,000,000        7,700,000
                                                                    ------------
                                                                      55,060,000
                                                                    ------------

SEMICONDUCTOR EQUIPMENT - 1.7%
Novellus Systems, Inc. (a)                              400,000       21,656,000
                                                                    ------------

SEMICONDUCTORS - 3.5%
Texas Instruments, Inc.                               1,300,000       43,030,000
                                                                    ------------



See notes to investment portfolio.

                                                         SHARES            VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT - 4.4%
Corning, Inc. (a)                                     1,650,000   $   12,573,000
Nokia Oyj, ADR                                        2,000,000       41,480,000
                                                                    ------------
                                                                      54,053,000
                                                                    ------------

--------------------------------------------------------------------------------
MATERIALS - 3.3%
METALS & MINING - 3.3%
ALUMINUM - 3.3%
Alcoa, Inc.                                           1,100,000       41,514,000
                                                                    ------------


--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 2.8%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
INTEGRATED TELECOMMUNICATION SERVICES - 2.8%
Verizon Communications, Inc.                            750,000       34,237,500
                                                                    ------------

TOTAL COMMON STOCKS
   (cost of $1,035,003,670)                                        1,194,183,500
                                                                  --------------

SHORT-TERM OBLIGATIONS - 2.3% (b)                           PAR
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.3%
CXC Inc.,
   1.850% 04/01/02                                  $17,000,000       17,000,000
UBS Financial,
   1.850% 04/01/02                                   11,965,000       11,965,000
                                                                    ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $28,965,000)                                              28,965,000
                                                                    ------------

TOTAL INVESTMENTS - 98.5%
   (cost of $1,063,968,670) (c)                                    1,223,148,500
                                                                  --------------

OTHER ASSETS & LIABILITIES, NET - 1.5%                                18,792,762
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                               $1,241,941,262
                                                                  ==============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b)  Rate represents yield at time of purchase.

(c) Cost for both financial statement and federal income tax purposes is the same.

      Acronym                       Name
      -------           ---------------------------
        ADR             American Depositary Receipt



See notes to financial statements.

SR&F GROWTH STOCK PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                                              $1,063,968,670
                                                                  --------------
Investments, at value                                             $1,223,148,500
Cash                                                                       4,995
Receivable for:
   Investments sold                                                   23,823,571
   Dividends                                                           1,108,242
Deferred Trustees' compensation plan                                         324
                                                                  --------------
     Total Assets                                                  1,248,085,632
                                                                  --------------

LIABILITIES:
Payable for:
   Investments purchased                                               5,432,825
   Management fee                                                        648,057
   Transfer agent fee                                                        490
   Bookkeeping fee                                                           738
   Trustees' fee                                                          29,682
Deferred Trustees' fee                                                       324
Other liabilities                                                         32,254
                                                                  --------------
     Total Liabilities                                                 6,144,370
                                                                  --------------

NET ASSETS                                                        $1,241,941,262
                                                                  ==============




STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends                                                         $   5,619,516
Interest                                                                609,516
                                                                  -------------
   Total Investment Income
     (net of foreign taxes withheld
     of $71,205)                                                      6,229,032
                                                                  -------------

EXPENSES:
Management fee                                                        3,662,949
Bookkeeping fee                                                           4,910
Transfer agent fee                                                        2,984
Trustees' fee                                                               403
Other expenses                                                           87,654
                                                                  -------------
   Total Expenses                                                     3,758,900
Custody earnings credit                                                  (9,992)
                                                                  -------------
   Net Expenses                                                       3,748,908
                                                                  -------------
Net Investment Income                                                 2,480,124
                                                                  -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                   (107,742,465)
Net change in unrealized appreciation/
   depreciation on investments                                      194,484,993
                                                                  =============
Net Gain                                                             86,742,528
                                                                  =============

Net Increase in Net Assets from
   Operations                                                     $  89,222,652
                                                                  =============



See notes to financial statements.

SR&F GROWTH STOCK PORTFOLIO


STATEMENTS OF CHANGES IN NET ASSETS

                                                                            (UNAUDITED)
                                                                             SIX MONTHS
                                                                                  ENDED           YEAR ENDED
                                                                              MARCH 31,        SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                 2002                 2001
                                                                        ---------------      ---------------
OPERATIONS:
Net investment income                                                   $     2,480,124      $     5,755,857
Net realized loss on investments                                           (107,742,465)        (213,029,835)
Net change in unrealized appreciation/depreciation on investments           194,484,993         (780,858,230)
                                                                        ---------------      ---------------
Net Increase (Decrease) from Operations                                      89,222,652         (988,132,208)
                                                                        ---------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                                16,349,365          366,424,799
Withdrawals                                                                (112,327,255)        (378,404,604)
                                                                        ---------------      ---------------
Net Decrease from Transactions in
Investors' Beneficial Interest                                              (95,977,890)         (11,979,805)
                                                                        ---------------      ---------------

Total Decrease in Net Assets                                                 (6,755,238)      (1,000,112,013)

NET ASSETS:
Beginning of period                                                       1,248,696,500        2,248,808,513
                                                                        ---------------      ---------------
End of period                                                           $ 1,241,941,262      $ 1,248,696,500
                                                                        ---------------      ---------------



See notes to financial statements.

LIBERTY GROWTH STOCK FUND


STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002 (Unaudited)

ASSETS:
Investments in Portfolio, at value                           $   705,856,615
Receivable for Fund shares sold                                    1,107,524
Deferred Trustees' compensation plan                                   2,874
                                                             ---------------
        Total Assets                                             706,967,013
                                                             ---------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                         1,418,950
   Administration fee                                                108,272
   Transfer agent fee                                                 99,614
   Bookkeeping fee                                                    23,614
   Trustees' fee                                                       1,587
Deferred Trustees' fee                                                 2,874
Other liabilities                                                      7,449
                                                             ---------------
        Total Liabilities                                          1,662,360
                                                             ---------------
Net Assets                                                   $   705,304,653
                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $ 1,011,613,364
Accumulated net investment loss                                   (4,098,674)
Accumulated net realized loss                                   (335,383,887)
Net unrealized appreciation on investments                        33,173,850
                                                             ---------------
Net Assets                                                   $   705,304,653
                                                             ===============

CLASS A:
Net assets                                                   $   132,687,900
Shares outstanding                                                10,443,758
                                                             ---------------
Net asset value and redemption price per share$                        12.70(a)
                                                             ===============
Maximum offering price per share
   ($12.70/0.9425)                                           $         13.47(b)
                                                             ===============

CLASS B:
Net assets                                                   $   520,450,802
Shares outstanding                                                42,285,469
                                                             ---------------
Net asset value, offering and redemption
   price per share                                           $         12.31(a)
                                                             ===============

CLASS C:
Net assets                                                   $    49,582,485
Shares outstanding                                                 4,032,222
                                                             ---------------
Net asset value, offering and redemption
   price per share                                           $         12.30(a)
                                                             ===============

CLASS K:
Net assets                                                   $     2,583,466
Shares outstanding                                                   202,939
                                                             ---------------
Net asset value, offering and redemption
   price per share                                           $         12.73
                                                             ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.




STATEMENT OF OPERATIONS

For the Six Months Ended March 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends allocated from Portfolio                                $   3,169,769
Interest allocated from Portfolio                                       343,019
                                                                  -------------
   Total Investment Income (net of
     foreign taxes withheld of $40,518)                               3,512,788
                                                                  -------------

EXPENSES:
Expenses allocated from Portfolio                                     2,113,730
Administration fee                                                      541,112
Distribution fee:
   Class A                                                               67,879
   Class B                                                            2,029,666
   Class C                                                              193,618
   Class K                                                                3,459
Service fee:
   Class A                                                              169,418
   Class B                                                              676,555
   Class C                                                               64,539
Bookkeeping fee                                                         131,564
Transfer agent fee                                                    1,548,529
Trustees' fee                                                            12,451
Other expenses                                                           90,568
                                                                  -------------
   Total Expenses                                                     7,643,088
Fees waived by Distributor - Class A                                    (33,996)
                                                                  -------------
   Net Expenses                                                       7,609,092
                                                                  -------------
Net Investment Loss                                                  (4,096,304)
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ALLOCATED FROM PORTFOLIO:
Net realized loss allocated from Portfolio                         (113,676,862)
Net change in unrealized
   appreciation/depreciation
   allocated from Portfolio                                         161,616,598
                                                                  -------------
Net Gain                                                             47,939,736
                                                                  -------------
Net Increase in Net Assets from
   Operations                                                     $  43,843,432
                                                                  =============



See notes to financial statements.

LIBERTY GROWTH STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                               (UNAUDITED)
                                                SIX MONTHS
                                                     ENDED       YEAR ENDED
INCREASE (DECREASE)                              MARCH 31,    SEPTEMBER 30,
IN NET ASSETS:                                        2002             2001
---------------------------------------------------------------------------

OPERATIONS:
Net investment loss                          $  (4,096,304)   $ (10,171,565)
Net realized loss allocated
   from Portfolio                             (113,676,862)    (219,434,179)
Net change in unrealized
   appreciation/depreciation
   allocated from Portfolio                    161,616,598     (321,357,338)
                                             -------------    -------------
Net Increase (Decrease) from
   Operations                                   43,843,432     (550,963,082)
                                             -------------    -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains:
   Class A                                            --         (1,972,585)
   Class B                                            --         (9,105,374)
   Class C                                            --           (746,710)
   Class K                                            --            (40,181)
                                             -------------    -------------
Total Distributions Declared
   to Shareholders                                    --        (11,864,850)
                                             -------------    -------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                24,545,514      339,158,821
   Distributions reinvested                           --          1,802,620
   Redemptions                                 (27,186,049)    (313,153,832)
                                             -------------    -------------
      Net Increase (Decrease)                   (2,640,535)      27,807,609
                                             -------------    -------------
Class B:
   Subscriptions                                34,093,344      211,862,285
   Distributions reinvested                           --          8,479,490
   Redemptions                                 (64,698,239)    (162,360,487)
                                             -------------    -------------
      Net Increase (Decrease)                  (30,604,895)      57,981,288
                                             -------------    -------------
Class C:
   Subscriptions                                 9,919,705       41,290,929
   Distributions reinvested                           --            703,435
   Redemptions                                 (11,883,690)     (27,235,157)
                                             -------------    -------------
      Net Increase (Decrease)                   (1,963,985)      14,759,207
                                             -------------    -------------




                                               (UNAUDITED)
                                                SIX MONTHS
                                                     ENDED       YEAR ENDED
                                                 MARCH 31,    SEPTEMBER 30,
                                                      2002             2001
---------------------------------------------------------------------------
Class K:
   Subscriptions                           $       216,044    $   1,935,064
   Distributions reinvested                             --           39,401
   Redemptions                                    (810,271)        (603,914)
                                             -------------    -------------
      Net Increase (Decrease)                     (594,227)       1,370,551
                                             -------------    -------------
Net Increase (Decrease) from
   Share Transactions                          (35,803,642)     101,918,655
                                             -------------    -------------
Total Increase (Decrease) in
   Net Assets                                    8,039,790     (460,909,277)

NET ASSETS:
Beginning of period                            697,264,863    1,158,174,140
                                             -------------    -------------

End of period (including
   accumulated net investment
   loss of $(4,098,674) and
   $(2,370), respectively)                   $ 705,304,653    $ 697,264,863
                                             =============    =============

CHANGES IN SHARES:
Class A:
   Subscriptions                                 1,908,448       18,827,401
   Issued for distributions
      reinvested                                        --          101,779
   Redemptions                                  (2,111,217)     (17,505,694)
                                             -------------    -------------
      Net Increase (Decrease)                     (202,769)       1,423,486
                                             -------------    -------------
Class B:
   Subscriptions                                 2,729,997       12,790,574
   Issued for distributions
      reinvested                                        --          489,644
   Redemptions                                  (5,197,438)     (10,816,806)
                                             -------------    -------------
      Net Increase (Decrease)                   (2,467,441)       2,463,412
                                             -------------    -------------
Class C:
   Subscriptions                                   794,416        2,499,217
   Issued for distributions
      reinvested                                        --           40,669
   Redemptions                                    (957,090)      (1,728,512)
                                             -------------    -------------
      Net Increase (Decrease)                     (162,674)         811,374
                                             -------------    -------------
Class K:
   Subscriptions                                    16,842          119,142
   Issued for distributions
      reinvested                                        --            2,218
   Redemptions                                     (63,811)         (43,080)
                                             -------------    -------------
      Net Increase (Decrease)                      (46,969)          78,280
                                             -------------    -------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:
Liberty Growth Stock Fund (the "Fund"), is a multi-class series of Liberty-Stein Roe Advisor Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company act of 1940, and is organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Stock Portfolio (the "Portfolio"), which seeks to achieve long-term growth by investing primarily in the common stocks of companies with large market capitalization. The Fund may issue an unlimited number of shares. The Fund currently offers four classes of shares: Class A, Class B, Class C and Class K. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $2.5 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class K shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class K shares, as described in the Fund's prospectus.

The Portfolio is a series of SR&F Base Trust, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis based on methods approved by the Internal Revenue Service. At March 31, 2002, the Fund owned 56.8% of the Portfolio.

The financial statements for the Portfolio are included elsewhere in this report. The Fund records daily its proportionate share of the Portfolio income, expenses and unrealized gains (losses). In addition, the Fund accrues its own expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than Class A, Class B and Class C service fees and Class A, Class B, Class C and Class K distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B, Class C and Class K per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B, Class C and Class K shares.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes since (a) the Fund intends to continue to qualify as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                     YEAR OF      CAPITAL LOSS
                   EXPIRATION     CARRYFORWARD
                   ---------------------------
                      2009         $22,583,899

Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Additionally, $196,546,148 of net capital losses attributable to security transactions incurred after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Portfolio becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham Incorporated (the "Advisor") is the investment advisor of the Portfolio and receives a monthly fee as follows:

              AVERAGE DAILY
               NET ASSETS        ANNUAL FEE RATE
           ------------------    ---------------
           First $500 million        0.60%
           Next $500 million         0.55%
           Next $1 billion           0.50%
           Over $2 billion           0.45%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services for a monthly fee paid by the Fund as follows:

              AVERAGE DAILY
               NET ASSETS        ANNUAL FEE RATE
           ------------------    ---------------
           First $500 million        0.150%
           Next $500 million         0.125%
           Over $1 billion           0.100%

BOOKKEEPING FEE:
The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Portfolio has an agreement with its custodian bank under which $9,992 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income producing asset if it had not entered into such an agreement.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $226,933 on sales of the Fund's Class A shares and received contingent deferred sales charges of $395, $1,065,250 and $5,753 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee equal to 0.25% annually of Class A, Class B and Class C average daily net assets as of the 20th of each month. The Plan also requires the payment of a distribution fee equal to 0.10%, 0.75%, 0.75% and 0.25% annually of the average daily net assets attributable to Class A, Class B, Class C and Class K shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

NOTE 3. PORTFOLIO INFORMATION
During the six months ended March 31, 2002, purchases and sales of investments, other than short-term obligations, were $436,011,626 and $475,550,154, respectively.

Unrealized appreciation (depreciation) at March 31, 2002, based on cost of investments for both financial statement and federal income tax purposes was:


Gross unrealized appreciation           $ 294,951,063
Gross unrealized depreciation            (135,771,233)
                                        -------------
Net unrealized appreciation             $ 159,179,830
                                        -------------

OTHER:
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Trust and the SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by each Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the six months ended March 31, 2002, the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the six months ended March 31, 2002, the Portfolio used AlphaTrade Inc., a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade Inc. during the period were $9,564.

SR&F GROWTH STOCK PORTFOLIO-- FINANCIAL HIGHLIGHTS

                                          (UNAUDITED)
                                           SIX MONTHS                       YEAR ENDED
                                            ENDED                          SEPTEMBER 30,                PERIOD ENDED
                                           MARCH 31,      -------------------------------------------  SEPTEMBER 30,
                                            2002          2001         2000          1999        1998       1997 (a)
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                               0.58%(c)      0.57%        0.55%        0.58%(d)     0.61%       0.63%(c)
Net investment income (loss) (b)           0.38%(c)      0.33%      (0.05)%        0.20%(d)     0.31%       0.52%(c)
Portfolio turnover rate                      36%(e)        73%          74%          57%          39%         22%(e)

(a)  The Portfolio commenced investment operations on February 3, 1997.

(b) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(c)  Annualized.

(d) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses as a result of expenses accrued in a prior period. The expense adjustment was not large enough to change the Portfolio's ratios.

(e)  Not annualized.

LIBERTY GROWTH STOCK FUND -- FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                       (UNAUDITED)
                                       SIX MONTHS                       YEAR ENDED
                                         ENDED                         SEPTEMBER 30,                       PERIOD ENDED
                                        MARCH 31,         ---------------------------------------         SEPTEMBER 30,
CLASS A SHARES                            2002            2001             2000             1999             1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   11.92       $   21.40        $   15.98        $   11.82          $   11.59
                                       ---------       ---------        ---------        ---------          ---------
INCOME FROM INVESTMENT
   OPERATIONS:
Net investment loss (b)                    (0.04)          (0.10)           (0.16)           (0.09)             (0.04)
Net realized and unrealized gain
   (loss) on investments                    0.82           (9.18)            5.58             4.25               0.27
                                       ---------       ---------        ---------        ---------          ---------
     Total from Investment Operations       0.78           (9.28)            5.42             4.16               0.23
                                       ---------       ---------        ---------        ---------          ---------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net realized gains                       --           (0.20)              --               --                --
                                       ---------       ---------        ---------        ---------          ---------
NET ASSET VALUE,
   END OF PERIOD                       $   12.70       $   11.92        $   21.40        $   15.98          $   11.82
                                       =========       =========        =========        =========          =========
Total return (c)(d)                        6.54%(e)     (43.66)%           33.92%           35.19%               1.98%(e)
                                       =========       =========        =========        =========          =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                               1.51%(g)        1.40%            1.31%            1.35%               1.40%(g)(h)
Net investment loss (f)                  (0.55)%(g)      (0.60)%          (0.81)%          (0.60)%             (0.50)%(g)(h)
Waiver/reimbursement                       0.05%(g)        0.05%            0.05%            0.05%               0.05%(g)
Net assets, end of period (000's)       $132,688        $126,946         $197,345         $ 93,835            $ 39,521

(a)  From commencement of multi-class offering on October 15, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

(h) Computed giving effect to Advisor's and/or Distributor's expense limitation undertaking.

Selected data for a share outstanding throughout each period is as follows:

                                       (UNAUDITED)
                                       SIX MONTHS                       YEAR ENDED
                                         ENDED                         SEPTEMBER 30,                       PERIOD ENDED
                                        MARCH 31,         ---------------------------------------         SEPTEMBER 30,
CLASS B SHARES                            2002            2001             2000             1999             1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   11.59       $   20.96        $   15.76        $   11.74          $   11.59
                                       ---------       ---------        ---------        ---------          ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                    (0.08)          (0.19)           (0.30)           (0.20)             (0.08)
Net realized and unrealized gain
   (loss) on investments                    0.80           (8.98)            5.50             4.22               0.23
                                       ---------       ---------        ---------        ---------          ---------
     Total from Investment Operations       0.72           (9.17)            5.20             4.02               0.15
                                       ---------       ---------        ---------        ---------          ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net realized gains                       --           (0.20)              --               --                 --
                                       ---------       ---------        ---------        ---------          ---------
NET ASSET VALUE,
   END OF PERIOD                       $   12.31       $   11.59        $   20.96        $   15.76          $   11.74
                                       =========       =========        =========        =========          =========
Total return (c)                           6.21%(d)     (44.06)%           32.99%           34.24%               1.29%(d)(e)
                                       =========       =========        =========        =========          =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                               2.21%(g)        2.10%            2.01%            2.05%               2.10%(e)(g)
Net investment loss (f)                  (1.25)%(g)      (1.20)%          (1.51)%          (1.30)%             (1.20)%(e)(g)
Net assets, end of period (000's)       $520,451        $518,755         $886,331         $304,754          $   64,148

(a)  From commencement of multi-class offering on October 15, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e) Computed giving effect to Advisor's and/or Distributor's expense limitation undertaking.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.

Selected data for a share outstanding throughout each period is as follows:

                                       (UNAUDITED)
                                       SIX MONTHS                       YEAR ENDED
                                         ENDED                         SEPTEMBER 30,                       PERIOD ENDED
                                        MARCH 31,         ---------------------------------------         SEPTEMBER 30,
CLASS C SHARES                            2002            2001             2000             1999             1998 (a)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   11.58       $   20.93        $   15.74        $   11.72          $   11.59
                                       ---------       ---------        ---------        ---------          ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (b)                    (0.08)          (0.19)           (0.30)           (0.20)             (0.08)
Net realized and unrealized gain
   (loss) on investments                    0.80           (8.96)            5.49             4.22               0.21
                                       ---------       ---------        ---------        ---------          ---------
     Total from Investment Operations       0.72           (9.15)            5.19             4.02               0.13
                                       ---------       ---------        ---------        ---------          ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net realized gains                       --           (0.20)              --               --                 --
                                       ---------       ---------        ---------        ---------          ---------
NET ASSET VALUE,
   END OF PERIOD                       $   12.30       $   11.58        $   20.93        $   15.74          $   11.72
                                       =========       =========        =========        =========          =========
Total return (c)                           6.22%(d)     (44.03)%           32.97%           34.30%               1.12%(d)(e)
                                       =========       =========        =========        =========          =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (f)                               2.21%(g)        2.10%            2.01%            2.05%               2.10%(e)(g)
Net investment loss (f)                  (1.25)%(g)      (1.20)%          (1.51)%          (1.30)%             (1.21)%(e)(g)
Net assets, end of period (000's)      $  49,582       $  48,579        $  70,818        $  26,373          $   10,472

(a)  From commencement of multi-class offering on October 15, 1997.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)  Not annualized.

(e) Computed giving effect to Advisor's and/or Distributor's expense limitation undertaking.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(g)  Annualized.



LIBERTY GROWTH STOCK FUND -- FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:
                                      (UNAUDITED)
                                      SIX MONTHS
                                          ENDED                          YEAR ENDED SEPTEMBER 30,
                                        MARCH 31,    -------------------------------------------------------------------
CLASS K SHARES                            2002          2001            2000          1999          1998         1997
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                 $   11.94     $   21.44       $   15.97     $   11.86     $   11.26     $   10.00
                                       ---------     ---------       ---------     ---------     ---------     ---------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment loss (a)                    (0.03)        (0.08)          (0.16)        (0.09)        (0.03)        (0.01)
Net realized and unrealized gain
    (loss) on investments                   0.82         (9.22)           5.63          4.20          0.63          1.27
                                       ---------     ---------       ---------     ---------     ---------     ---------
     Total from Investment Operations       0.79         (9.30)           5.47          4.11          0.60          1.26
                                       ---------     ---------       ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net realized gains                       --         (0.20)             --            --            --            --
                                       ---------     ---------       ---------     ---------     ---------     ---------
NET ASSET VALUE,
   END OF PERIOD                       $   12.73     $   11.94       $   21.44     $   15.97     $   11.86     $   11.26
                                       =========     =========       =========     =========     =========     =========
Total return (b)                           6.62%(c)   (43.68)%          34.25%        34.65%         5.33%(d)     12.60%(c)(d)
                                       =========     =========       =========     =========     =========     =========
RATIOS TO AVERAGE NET ASSETS:
Expenses (e)                               1.46%(f)      1.40%           1.32%         1.30%         1.35%(d)      1.35%(d)(f)
Net investment loss (e)                  (0.50)%(f)    (0.52)%         (0.82)%       (0.55)%       (0.47)%(d)    (0.22)%(d)(f)
Net assets, end of period (000's)      $   2,583     $   2,985       $   3,680     $   1,649     $   2,768     $     251

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Computed giving effect to Advisor's and/or Distributor's expense limitation undertaking.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f)  Annualized.


17
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

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

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Stock Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081


PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Stock Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Semiannual Report:
Liberty Growth Stock Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.



LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Growth Stock Fund  SEMIANNUAL REPORT, MARCH 31, 2002



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LIBERTY FUNDS

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COPYRIGHT 2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621




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